Organization and business overview	12 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1	Organization and business overview

Mobile-Health Network Solutions. is an investment holding company incorporated on 28 July 2016 under the laws of the Cayman Islands. The Company through its subsidiaries provides telehealth solutions through our MaNaDr platform, which is accessible via our mobile application and website to offer users with a range of seamless and hassle-free telehealth solutions. The platform seeks to offer users the ability to teleconsult with doctors and be prescribed and delivered with the medication at their doorsteps. We also sell prescription drugs, non-prescription drugs and healthcare products directly on our platform and indirectly through the Company’s retail pharmacy network. Mobile-Health Network Solutions and its subsidiaries are collectively referred to as the “Company”.

The Company is headquartered in Singapore.

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal Activities
Mobile-Health Network Solutions	July 28, 2016		Cayman Islands	Investment holding
Manadr Pte. Ltd.	September 28, 2016	100%	Singapore	Providing healthcare through mobile and web portals
Mobile Health Pte. Ltd.	July 2, 2009	100%	Singapore	Developing IT systems on mobile phones
1 Healthservice Pte. Ltd.	September 28, 2016	100%	Singapore	Pharmacies, drug stores and other health services
Mana Aesthetics Pte. Ltd.	October 11, 2017	100%	Singapore	Beauty and other personal care services
Manadr Clinic Pte. Ltd.*	March 6, 2023	100%	Singapore	Clinics and other general medical services
Manadr Vietnam Pte. Ltd.	June 29, 2023	100%	Vietnam	Developing IT systems on mobile phones and web portals
Mobile Health Network Solutions Sdn. Bhd.	April 22, 2024	100%	Malaysia	Providing healthcare services through mobile application and web portals
Klinik K Wong Sdn. Bhd.	July 3, 2024	100%	Malaysia	Providing clinic healthcare services
PT Mobile Health Network Solution	August 6, 2024	99.9%	Indonesia	Clinics and other general medical services
Skylink Innovations Pte. Ltd.	November 27, 2024	100%	Singapore	Internet search engines
Medilink Clinic Pte. Ltd. *	January 13, 2025	100%	Singapore	Clinics and other general medical services

*	Medilink Clinic Pte. Ltd. and Manadr Clinic Pte. Ltd. were officially struck off from the register of companies by the Accounting and Corporate Regulatory Authority of Singapore (“ACRA”) on November 22, 2025, and February 26, 2026, respectively.